Related Party Transactions - Additional Information (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | Lincoln National Life Insurance Company | Employee Benefit Plan Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment in common stock, shares	201,303	212,691